Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended																	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 01, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 UNITED STATES	Dec. 31, 2011 ITALY	Dec. 31, 2013 Germany	Dec. 31, 2013 SPAIN	Dec. 31, 2013 SWITZERLAND	Dec. 31, 2013 HONG KONG	Dec. 31, 2013 HONG KONG Minimum	Dec. 31, 2013 HONG KONG Maximum	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2013 PRC Fiscal Year 2014 USD ($)	Dec. 31, 2013 PRC Fiscal Year 2015 USD ($)	Dec. 31, 2013 PRC Fiscal Year 2016 USD ($)	Dec. 31, 2013 PRC Fiscal Year 2017 USD ($)	Dec. 31, 2013 PRC Fiscal Year 2018 USD ($)	Dec. 31, 2013 PRC JXLDK	Dec. 31, 2012 PRC JXLDK	Dec. 31, 2011 PRC JXLDK	Dec. 31, 2010 PRC JXLDK	Dec. 31, 2009 PRC JXLDK	Dec. 31, 2013 PRC JXLDK Fiscal Year 2014	Dec. 31, 2013 PRC Ldkpv	Dec. 31, 2012 PRC Ldkpv	Dec. 31, 2011 PRC Ldkpv	Dec. 31, 2013 PRC Minimum USD ($)	Dec. 31, 2013 PRC Minimum CNY	Dec. 31, 2013 PRC Maximum	Dec. 31, 2013 LUXEMBOURG
Income Taxes [Line Items]
Enterprise income tax rate															25.00%	25.00%	25.00%												25.00%	25.00%
Preferential CIT rate																							15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Profit tax rate											16.50%
US federal statutory tax rate						34.00%
State of California income tax rate	8.84%
Corporate income tax rate							31.40%	15.00%	30.00%	21.17%																									28.59%
Effective income tax rate	(2.00%)	(1.00%)	(1.00%)					32.98%
Solidarity surcharge tax rate								5.50%
Trade income tax rate								29.80%
Deferred tax assets, valuation allowance	$ 865,010	$ 459,503	$ 196,994		$ 5,872
Future taxable income														14,288
Tax losses carryforwards for certain PRC and overseas subsidiaries	2,270,598
Tax losses carryforwards of PRC subsidiaries that will expire														1,827,806				344	4,756	457,218	639,110	726,378
Tax losses carryforwards of HK subsidiaries that can be utilized indefinitely	205,206
Withholding income tax rate for dividends distributed by the PRC subsidiaries														10.00%
Unrecognized tax benefits	0	0	0	0
Income tax examination, statute of limitations period, due to computational errors														3 years
Income tax examination, statute of limitations period, under special circumstance														5 years
Income tax examination, underpayment of tax liability, special circumstance																																$ 15	100
Income tax examination, statute of limitations period, transfer pricing adjustment														10 years
Tax year open to examination												2008	2013																			2005	2005	2013